Commitments and Contingencies - Schedule of Accrued Payroll (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Ronald W. Pickett [Member] | Chief Executive Officer [Member]
Schedule of Accrued Payroll [Line Items]
Term	3 years; renewable for 1 year on mutual consent	3 years; renewable for 1 year on mutual consent
Salary	$ 200,000	$ 200,000
Bonus	Board Discretionary	Board Discretionary
Severance	Twelve (12) month salary and benefits for termination without cause.	Twelve (12) month salary and benefits for termination without cause.
Stephen Sadle [Member] | Chief Operating Officer [Member]
Schedule of Accrued Payroll [Line Items]
Term	3 years; renewable for 1 year on mutual consent	3 years; renewable for 1 year on mutual consent
Salary	$ 175,000	$ 175,000
Bonus	Board Discretionary	Board Discretionary
Severance	Twelve (12) month salary and benefits for termination without cause.	Twelve (12) month salary and benefits for termination without cause.
Robert Crabb [Member] | Secretary [Member]
Schedule of Accrued Payroll [Line Items]
Term	1 year	1 year
Salary	$ 30,000	$ 30,000
Bonus	Board Discretionary	Board Discretionary
Severance	N/A